LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2021
LEASE OBLIGATIONS

13. LEASE OBLIGATIONS

	2021	2020
	$	$
Total discounted lease obligations	445	830
Less: current portion of lease obligations	(212)	(405)
Non-current of lease obligations	233	425

The Company leases select mining equipment, office and warehouse space. All leases have fixed interest rates and security is provided by the asset being leased. Interest expense on the lease liabilities was $44 for the year ended December 31, 2021 (December 31, 2020– $69). Details of the lease payments are as follows:

	2021	2020
	$	$
Within 1 year	234	448
Between 1 and 5 years	243	455
Total undiscounted lease obligations	477	903